Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Restatement of Prior Period Financial Statements

Restatement of Prior Period Financial Statements

The following tables have been retrospectively reclassified to present the results of the Company’s Oman operations which were closed in May 2013, as discontinued operations. See Note 5 – Dispositions.

In connection with the preparation of our Annual Report on Form 10-K for the year ended December 31, 2012, we concluded that there were errors in previously filed financial statements. In the course of our review, management determined that (a) certain warrants issued in 2010 in connection with our $60 million term loan facility (the “Warrants”) were improperly valued at inception and improperly classified as equity instruments rather than liability instruments. As a result of the improper classification of the Warrants, (b) the debt discount and associated interest expense related to the amortization of the debt discount was understated for all periods in which the associated debt was outstanding, and (c) the consolidated statement of operations and comprehensive income (loss) for each reporting period was misstated by the omission of the changes in fair value of the Warrants as a liability instrument. Additionally, (d) certain exploration overhead was incorrectly capitalized to oil and gas properties, which under the successful efforts method of accounting should have been expensed, and (e) certain leasehold maintenance and other costs were improperly capitalized to oil and gas properties, which under the successful efforts method of accounting should have been expensed. Finally, (f) advances to equity affiliate were improperly classified as an operating activity rather than an investing activity and (g) certain costs were improperly classified as an investing activity rather than an operating activity on the consolidated statement of cash flows. Such errors impacted annual periods ended December 31, 2010 and 2011 and quarterly periods ended March 31, 2011, June 30, 2011, September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, and September 30, 2012.

As a result of the errors related to the Warrants described above, loss on extinguishment of debt was understated for the year ended December 31, 2011 and the quarters ended June 30, 2011, September 30, 2011 and December 31, 2011.

Additionally, an error was identified in the calculation of earnings (loss) per diluted share for the year ended December 31, 2011 and the three and six months ended June 30, 2011, and an additional error was identified related to the improper expensing of costs associated with debt conversions that should have been recorded to equity for the quarters ended March 31, 2012 and September 30, 2012.

We have restated our segment footnote information to reflect the applicable errors stated above and (a) reclassify noncontrolling interest from United States segment to Venezuela segment, (b) eliminate intrasegment receivables erroneously reported gross of related intrasegment payable, and (c) eliminate intrasegment revenue erroneously reported gross of related intrasegment expense. Such errors impacted annual periods ended December 31, 2010 and 2011 and quarterly periods ended March 31, 2011, June 30, 2011, September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012 and September 30, 2012. We also restated our financial statement schedule to reflect adjustments to the balance sheet related to income taxes for the years ended December 31, 2010 and 2011.

In assessing the severity of the errors, management determined that the errors were material to the consolidated financial statements for the years ended December 31, 2011 and 2010 and quarterly information for all quarters in 2011 and the first, second and third quarters of 2012. In addition to the errors described above, we made corrections for previously identified immaterial errors and errors affecting classification within the consolidated statement of operations and comprehensive income (loss) related to impairment of oil and gas properties and income taxes and the consolidated balance sheets related to income taxes.

The audited financial statements, related notes and analyses for the years ended December 31, 2011 and 2010 have been retrospectively restated in this Annual Report on Form 10-K for the year ended December 31, 2012. We will amend our Quarterly Reports on Form 10-Q/A for each of the quarterly periods shortly after the filing of this Annual Report on Form 10-K.

The following tables set forth the effect of the adjustments described above on the consolidated statements of operations and comprehensive income (loss), the consolidated statements of cash flows and the consolidated statements of stockholders’ equity for the years ended December 31, 2011 and 2010, and the consolidated balance sheet as of December 31, 2011.

Consolidated Statements of Operations and Comprehensive Income (Loss)

	December 31, 2011					December 31, 2010
	As Previously Reported	Adjustment	As RESTATED	Discontinued Operations	Currently Reported	As Previously Reported	Adjustment	As RESTATED	Discontinued Operations	Currently Reported
	(in thousands)
Expenses
Depreciation and amortization	$462	$—	$462	$(23)	$439	$484	$—	$484	$(17)	$467
Exploration expense(a)	13,690	(1,125)	12,565	(615)	11,950	8,016	313	8,329	(1,239)	7,090
Impairment of oil and gas properties(f)	—	3,335	3,335	—	3,335	—	—	—	—	—
Dry hole costs	49,676	—	49,676	(9,673)	40,003	—	—	—	—	—
General and administrative	22,474	—	22,474	(1,046)	21,428	25,903	—	25,903	(686)	25,217

Total expenses	86,302	2,210	88,512	(11,357)	77,155	34,403	313	34,716	(1,942)	32,774

Loss from operations	(86,302)	(2,210)	(88,512)	11,357	(77,155)	(34,403)	(313)	(34,716)	1,942	(32,774)
Other non-operating income (expense)
Investment earnings and other	665	—	665	—	665	557	—	557	—	557
Unrealized gain (loss) on warrant derivatives(b)	—	9,786	9,786	—	9,786	—	344	344	—	344
Interest expense(c)	(5,336)	(1,823)	(7,159)	—	(7,159)	(2,689)	(1,098)	(3,787)	—	(3,787)
Loss on extinguishment of debt(d)	(9,682)	(3,450)	(13,132)	—	(13,132)	—	—	—	—	—
Other non-operating expense	(1,375)	—	(1,375)	—	(1,375)	(3,952)	—	(3,952)	—	(3,952)
Loss on exchange rates	(146)	—	(146)	14	(132)	(1,588)	—	(1,588)	10	(1,578)

	(15,874)	4,513	(11,361)	14	(11,347)	(7,672)	(754)	(8,426)	10	(8,416)

Loss from Continuing Operations Before Income taxes	(102,176)	2,303	(99,873)	11,371	(88,502)	(42,075)	(1,067)	(43,142)	1,952	(41,190)
Income tax expense (benefit)(g)	820	237	1,057	—	1,057	(184)	—	(184)	—	(184)

Loss from Continuing Operations	(102,996)	2,066	(100,930)	11,371	(89,559)	(41,891)	(1,067)	(42,958)	1,952	(41,006)
Net Income from Equity Affiliate	73,451	—	73,451	—	73,451	66,291	—	66,291	—	66,291

Net Income (Loss) from Continuing Operations	(29,545)	2,066	(27,479)	11,371	(16,108)	24,400	(1,067)	23,333	1,952	25,285
Income (Loss) from Discontinued Operations	97,616	—	97,616	(11,371)	86,245	3,712	—	3,712	(1,952)	1,760

Net Income	68,071	2,066	70,137	—	70,137	28,112	(1,067)	27,045	—	27,045
Less: Net Income Attributable to Noncontrolling Interest	14,177	—	14,177	—	14,177	12,670	—	12,670	—	12,670

Net Income (Loss) Attributable To Harvest	$53,894	$2,066	$55,960	$—	$55,960	$15,442	$(1,067)	$14,375	$—	$14,375

Net Income (Loss) Attributable to Harvest Per Common Share:
Basic	$1.58	$0.06	$1.64	$—	$1.64	$0.46	$(0.03)	$0.43	$—	$0.43

Diluted(e)	$1.37	$0.27	$1.64	$—	$1.64	$0.42	$(0.03)	$0.39	$—	$0.39

Comprehensive income (loss)	$53,894	$2,066	$55,960	$—	$55,960	$15,442	$(1,067)	$14,375	$—	$14,375

(a)	For 2011, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $2,210 thousand offset by a reclassification from exploration expense to impairment of oil and gas properties of $3,335 thousand for amounts that were erroneously classified as exploration expense. For 2010, relates to lease maintenance costs that were erroneously capitalized as oil and gas properties rather than as exploration expense.
(b)	Represents change in fair value of the Warrants for the period. Such Warrants were previously erroneously classified as equity and were, therefore, not marked to market at the end of each reporting period.
(c)	The fair value of the Warrants was not appropriately determined at inception because certain features of the Warrants were not originally considered in the fair value calculation. The corrected fair value of the Warrants at inception exceeds the original valuation by $3,878 thousand. As a result of this change in the fair value of the Warrants, the original discount allocated to the debt was understated by approximately $3,878 thousand; therefore, the additional amortization of the discount on debt, which is a component of interest expense, was understated for each period the debt was outstanding. For 2011, income tax expense of $237 thousand was improperly classified as interest expense.
(d)	As noted in (c) above, the correction in the fair value of the Warrants and its classification as a liability resulted in an increased discount on debt which also impacted the resulting loss on extinguishment of debt originally recorded in May 2011 when the debt was retired.
(e)	In addition to the impact on EPS related to the adjustments described in (a) through (d) above and (f) and (g) below, diluted EPS has been adjusted to reflect an error in the calculation of the weighted average common shares outstanding for dilutive EPS as of December 31, 2011. The weighted average common shares utilized for the calculation of diluted EPS was erroneously 39,339 thousand rather than 34,117 thousand.
(f)	Reclassification of impairment of oil and gas properties expense in 2011 of $3,335 thousand that was previously erroneously presented as exploration expense.
(g)	Represents income tax improperly classified as interest expense.

Consolidated Balance Sheets

	December 31, 2011
	As Previously Reported	Adjustment	As RESTATED
	(in thousands)
Deferred income taxes(a)	$2,628	$(2,628)	$—
Oil and gas properties(b)	65,671	(3,216)	62,455
Total assets(a)(b)	513,047	(5,844)	507,203
Accrued interest payable(g)	1,372	(396)	976
Other current liabilities(a)(g)	4,835	(2,203)	2,632
Income taxes payable(g)	718	(29)	689
Warrant derivative liability(c)	—	4,870	4,870
Total liabilities(a)(c)(g)	65,592	2,242	67,834
Additional paid in capital(d)	236,192	(8,392)	227,800
Retained earnings(e)	193,283	306	193,589
Total Harvest shareholders’ equity(f)	363,777	(8,086)	355,691
Total equity(f)	447,455	(8,086)	439,369

(a)	Relates to a deferred tax asset that was erroneously reported gross of the related liability.
(b)	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
(c)	Relates to the reclassification of the Warrants out of additional paid in capital to warrant derivative liabilities. The fair value of the Warrants was not appropriately determined at inception because certain features of the Warrants were not originally considered in the fair value calculation. Thus, the correction of the error to record the Warrants as a liability does not agree to the correction of the error removing the Warrants from equity. Additionally, the Warrants were not properly marked to market at the end of each period. The warrant derivative liability was valued at $15,000 thousand at inception with subsequent reductions in fair value of $344 thousand in 2010 and $9,786 thousand in 2011.
(d)	Relates to the reversal of the amount recorded to equity at inception for the Warrants of $11,122 thousand and the reversal of the amount removed from additional paid in capital of $2,730 thousand when a portion of the Warrants were redeemed by the Company. In May 2011, additional paid in capital was debited for $2,730 thousand for the reversal of the original fair value of such warrants which was an error as they did not qualify for equity classification.
(e)	Relates to (a) net increase in expense in 2010 and 2011 related to exploration expense of $2,523 thousand (inclusive of the reclassification of exploration expense to impairment of oil and gas properties of $3,335 thousand), (b) net increase in unrealized gain on warrant derivatives of $10,130 thousand for cumulative 2010 and 2011, (c) net increase in interest expense of $2,921 thousand cumulative for 2010 and 2011, (d) net increase in loss on extinguishment of debt of $3,450 thousand for 2011 (e) net increase in income tax expense of $237 thousand for income taxes improperly classified as interest expense, offset by a reduction to retained earnings of $693 thousand prior to January 1, 2010 for adjustments to leasehold maintenance costs that were improperly capitalized rather than expensed prior to January 1, 2010.
(f)	Relates to reclassification of the Warrants as described in (d) above plus the impact of retained earnings described in (e) above.
(g)	Represents other current liabilities that were improperly classified as interest payable and income taxes payable.

Consolidated Statements of Cash Flows

	December 31, 2011			December 31, 2010
	As Previously Reported	Adjustment	As RESTATED	As Previously Reported	Adjustment	As RESTATED
	(in thousands)
Net cash used in operating activities(a)(b)	$(52,737)	$(2,506)	$(55,243)	$(5,296)	$(2,830)	$(8,126)
Net cash provided by (used in) investing activities(a)(b)	109,710	2,506	112,216	(59,061)	2,830	(56,231)
Net cash provided by (used in) financing activities	(56,730)	—	(56,730)	90,743	—	90,743

Net increase in cash and cash equivalents	243	—	243	26,386	—	26,386
Cash and cash equivalents at beginning of year	58,703	—	58,703	32,317	—	32,317

Cash and cash equivalents at end of year	$58,946	$—	$58,946	$58,703	$—	$58,703

(a)	For 2011, relates to the $2,288 thousand of lease maintenance costs, exploration overhead and $900 thousand of certain investment costs that were improperly classified as an investing activity rather than an operating activity. In addition, Advances to Equity Affiliates of $(682) thousand were previously erroneously classified as an operating activity rather than an investing activity.
(b)	For 2010, relates to $167 thousand of lease maintenance costs and $(558) thousand of certain investment costs that were improperly classified as an investing activity rather than an operating activity. In addition, Advances to Equity Affiliates of $3,221 thousand were improperly classified as an operating activity rather than an investing activity.

In addition to the above, we have restated the Consolidated Statements of Stockholder’s Equity to reflect the reclassification of the Warrants from equity to warrant derivative liability and to restate the January 1, 2010 beginning balances to reflect cumulative adjustments related to the previously described errors that affect periods prior to the year ended December 31, 2010 as follows:

	Common Shares Issued	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Non- Controlling Interest	Total Equity
	(in thousands)
Balance at January 1, 2010 as originally reported	39,495	$395	$213,337	$123,947	$(65,383)	$56,831	$329,127
Adjustments(a)	—	—	—	(693)	—	—	(693)

Balance at January 1, 2010 as RESTATED	39,495	$395	$213,337	$123,254	$(65,383)	$56,831	$328,434

(a)	Relates to lease maintenance costs that were erroneously capitalized as oil and gas properties rather than expensed prior to January 1, 2010 (the “Beginning Retained Earnings Adjustment”).

	Common Shares Issued	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Non- Controlling Interest	Total Equity
	(in thousands)
Balance at December 31, 2010 as originally reported	40,103	$401	$230,362	$139,389	$(65,543)	$69,501	$374,110
Adjustments(a)(b)	—	—	(11,122)	(1,760)	—	—	(12,882)

Balance at December 31, 2010 as RESTATED	40,103	$401	$219,240	$137,629	$(65,543)	$69,501	$361,228

(a)	The adjustment to additional paid-in capital relates to the reclassification of the Warrants from equity to warrant derivative liability.
(b)	The adjustment to retained earnings relates to (a) lease maintenance costs of $313 thousand that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense, (b) the reduction in the fair value of the Warrants for the year ended December 31, 2010 of $344 thousand, additional amortization of debt of $1,098 thousand resulting from the increased discount allocated to the debt, offset by a reduction to retained earnings of $693 thousand prior to January 1, 2010 for adjustments to leasehold maintenance costs that were improperly capitalized as oil and gas properties rather than expensed to exploration expense prior to January 1, 2010.

	Common Shares Issued	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Non- Controlling Interest	Total Equity
	(in thousands)
Balance at December 31, 2011 as originally reported	40,625	$406	$236,192	$193,283	$(66,104)	$83,678	$447,455
Adjustments(a)(b)	—	—	(8,392)	306	—	—	(8,086)

Balance at December 31, 2011 as RESTATED	40,625	$406	$227,800	$193,589	$(66,104)	$83,678	$439,369

(a)	The adjustment to additional paid-in capital relates to the reclassification of the Warrants from equity to warrant derivative liability of $11,122 thousand offset by an error recorded in 2011 for $2,730 thousand for the reversal of the original fair value of certain Warrants that did not qualify for equity classification.
(b)	The adjustment to retained earnings relates to (a) net increase in 2010 and 2011 expense related to exploration expense of $2,523 thousand that was erroneously capitalized as oil and gas properties rather than expensed as exploration expense (includes consideration of reclassification between exploration expense and impairment of oil and gas properties), (b) net increase in unrealized gain on warrant derivatives of $10,130 thousand for cumulative 2010 and 2011, (c) net increase in interest expense of $2,921 thousand cumulative for 2010 and 2011, (d) net increase in loss on extinguishment of debt of $3,450 thousand for 2011, (e) net increase in income tax expense of $237 thousand for income taxes improperly classified as interest expense, offset by a reduction to retained earnings of $693 thousand prior to January 1, 2010 for adjustments to leasehold maintenance costs that were improperly capitalized rather than expensed prior to January 1, 2010.

In addition to the above, we have restated Operating Segments to reflect the errors stated above and (a) reclassify noncontrolling interest from United States segment to Venezuela segment, (b) eliminate intrasegment receivables erroneously reported gross of related intrasegment payable, and (c) eliminate intrasegment revenue erroneously reported gross of related intrasegment expense.

	December 31, 2011					December 31, 2010
	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported
	(in thousands)
Segment Income (Loss) Attributable to Harvest
Venezuela(a)	$69,577	$(14,603)	$54,974	$—	$54,974	$62,177	$(13,019)	$49,158	$—	$49,158
Indonesia(b)	(44,800)	(2,888)	(47,688)	—	(47,688)	(7,108)	843	(6,265)	—	(6,265)
Gabon(c)	(5,743)	(2,245)	(7,988)	—	(7,988)	(543)	(1,099)	(1,642)	—	(1,642)
Oman(d)	(11,325)	(535)	(11,860)	11,860	—	(1,934)	(305)	(2,239)	2,239	—
United States(e)	(51,431)	22,337	(29,094)	(489)	(29,583)	(40,862)	12,513	(28,349)	(287)	(28,636)

Net income (loss) from continuing operations	(43,722)	2,066	(41,656)	11,371	(30,285)	11,730	(1,067)	10,663	1,952	12,615
Discontinued operations	97,616	—	97,616	(11,371)	86,245	3,712	—	3,712	(1,952)	1,760

Net income (loss) attributable to Harvest	$53,894	$2,066	$55,960	$—	$55,960	$15,442	$(1,067)	$14,375	$—	$14,375

(a)	Relates to reclassification of noncontrolling interest from United States segment to Venezuela segment and elimination of intrasegment revenue erroneously reported gross of intrasegment expense.
(b)	For 2011, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $1,505 thousand and elimination of intrasegment revenue erroneously reported gross of related intrasegment expense of $1,383 thousand. For 2010, relates to elimination of intrasegment revenue erroneously reported gross of related intrasegment expense.
(c)	For 2011, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $415 thousand and elimination of intrasegment revenue erroneously reported gross of related intrasegment expense of $1,830 thousand. For 2010, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $313 thousand and elimination of intrasegment revenue erroneously reported gross of related intrasegment expense of $786 thousand.
(d)	Relates to elimination of intrasegment revenue erroneously reported gross of related intrasegment expense.
(e)	Relates to the impact of (a) through (d) above.

	December 31, 2011
	As Previously Reported	Adjustment	As RESTATED	Discontinued Operations	Currently Reported
	(in thousands)
Operating Segment Assets
Venezuela	$348,802	$—	$348,802	$—	$348,802
Indonesia(a)	65,165	(50,572)	14,593	—	14,593
Gabon(a)	119,273	(63,768)	55,505	—	55,505
Oman(a)	20,980	(13,828)	7,152	(7,152)	—
United States(a)	137,531	122,325	259,856	—	259,856
Discontinued operations	—	—	—	7,152	7,152

	691,751	(5,843)	685,908	—	685,908
Intersegment eliminations	(178,704)	(1)	(178,705)	—	(178,705)

Total Assets	$513,047	$(5,844)	$507,203	$—	$507,203

(a)	Relates to elimination of intrasegment receivables erroneously reported gross of related intrasegment payable.

Principles of Consolidation

Principles of Consolidation

The consolidated condensed financial statements include the accounts of all wholly-owned and majority-owned subsidiaries. All intercompany profits, transactions and balances have been eliminated. Third-party interests in our majority-owned subsidiaries are presented as noncontrolling interests.

Principles of Consolidation

The consolidated financial statements include the accounts of all wholly-owned and majority-owned subsidiaries. All intercompany profits, transactions and balances have been eliminated. Third-party interests in our majority-owned subsidiaries are presented as noncontrolling interests.

Presentation of Comprehensive Income (Loss)

Presentation of Comprehensive Income (Loss)

We have elected to utilize the “single continuous statement” for presentation of all nonowner changes in stockholders’ equity per Accounting Standards Update (“ASU”) No. 2011-05 (ASU 2011-05), which is included in ASC 220, “Comprehensive Income”.

Presentation of Comprehensive Income (Loss)

We adopted ASU No. 2011-05 (ASU 2011-05), which is included in ASC 220, “Comprehensive Income”, effective January 1, 2012 and have elected to utilize the “single continuous statement” for presentation of all nonowner changes in stockholders’ equity.

Reporting and Functional Currency

Reporting and Functional Currency

The United States Dollar (“U.S. Dollar”) is the reporting and functional currency for all of our controlled subsidiaries and Petrodelta. Amounts denominated in non-U.S. Dollar currencies are re-measured into U.S. Dollars, and all currency gains or losses are recorded in the consolidated condensed statements of operations and comprehensive income (loss). There are many factors that affect foreign exchange rates and the resulting exchange gains and losses, many of which are beyond our influence.

See Note 12 – Venezuela for a discussion of currency exchange rates and currency exchange risk on Harvest Vinccler’s and Petrodelta’s businesses.

Reporting and Functional Currency

The United States Dollar (“U.S. Dollar”) is the reporting and functional currency for all of our controlled subsidiaries and Petrodelta. Amounts denominated in non-U.S. Dollar currencies are re-measured into U.S. Dollars, and all currency gains or losses are recorded in the consolidated statements of operations and comprehensive income (loss). There are many factors that affect foreign exchange rates and the resulting exchange gains and losses, many of which are beyond our influence.

See Note 12 – Venezuela for a discussion of currency exchange rates and currency exchange risk on Harvest Vinccler’s and Petrodelta’s businesses.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash equivalents include money market funds and short term certificates of deposit with original maturity dates of less than three months.	Cash and Cash Equivalents Cash equivalents include money market funds and short term certificates of deposit with original maturity dates of less than three months.
Restricted Cash

Restricted Cash

Restricted cash is classified as current or non-current based on the terms of the agreement. Restricted cash at March 31, 2013 represents cash held in a U.S. bank used as collateral for a standby letter of credit issued in support of a performance bond for a joint study ($1.0 million) and cash held in a foreign bank used as collateral for a bank guarantee issued in support of customs clearances ($0.2 million). Restricted cash at December 31, 2012 represents cash held in a U.S. bank used as collateral for a standby letter of credit issued in support of a performance bond for a joint study.

Restricted Cash

Restricted cash is classified as current or non-current based on the terms of the agreement. Restricted cash at December 31, 2012 represents cash held in a U.S. bank used as collateral for a standby letter of credit issued in support of a performance bond for a joint study. Restricted cash at December 31, 2011 represents cash held in a U.S. bank used as collateral for a standby letter of credit issued as a payment guarantee for electric wireline services to be provided during the drilling of the two exploratory wells on Block 64 EPSA. The restricted cash was returned to us on April 18, 2012.

Financial Instruments

Financial Instruments

Financial instruments, which potentially subject us to concentrations of credit risk, are primarily cash and cash equivalents, accounts receivable, advances to equity affiliate, dividend receivable, notes payable and derivative financial instruments. We maintain cash and cash equivalents in bank deposit accounts with commercial banks with high credit ratings, which, at times may exceed the federally insured limits. We have not experienced any losses from such investments. Concentrations of credit risk with respect to accounts receivable are limited due the nature of our receivables. In the normal course of business, collateral is not required for financial instruments with credit risk.

Financial Instruments

Financial instruments, which potentially subject us to concentrations of credit risk, are primarily cash and cash equivalents, accounts receivable, dividend receivable, notes payable and derivative financial instruments. We maintain cash and cash equivalents in bank deposit accounts with commercial banks with high credit ratings, which, at times may exceed the federally insured limits. We have not experienced any losses from such investments. Concentrations of credit risk with respect to accounts receivable are limited due the nature of our receivables, which include primarily income tax receivables. In the normal course of business, collateral is not required for financial instruments with credit risk.

Notes Receivable

Notes Receivable

Notes receivable bear interest and can have due dates that are less than one year or more than one year. Amounts outstanding under the notes bear interest at a rate based on the current prime rate and are recorded at face value. Interest income is recognized over the life of the note.

Each note is analyzed to determine if it is impaired pursuant to ASU 2010-20, which is included in ASC 310, “Receivables”. A note is impaired if it is probable that we will not collect all principal and interest contractually due. We do not accrue interest when a note is considered impaired. All cash receipts on impaired notes are applied to reduce the accrued interest on the note until the interest is made current and, thereafter, applied to reduce the principal amount of such notes.

Other Assets

Other Assets

Other assets consist of business development costs associated with new business development projects, prepaid expenses which are expected to be realized in the next 12 to 24 months, deferred financing costs and a long-term receivable for value added tax (“VAT”) credits related to the Budong PSC. Business development costs are reclassified to oil and gas properties or expensed depending on management’s assessment of the project under ASC 932-360-35-19 “Sufficient Progress Assessment”. Deferred financing costs relate to specific financing and are amortized over the life of the financing to which the costs relate. See Note 6 – Long-Term Debt. The VAT receivable is reimbursed through the sale of hydrocarbons. See Note 14 – Indonesia for development plans for the Budong PSC.

At March 31, 2013, other assets included $0.3 million of long-term prepaid expenses, $2.4 million of deferred financing costs and $3.5 million of long-term VAT receivable. At December 31, 2012, other assets included $0.2 million of long-term prepaid expenses, $3.2 million of deferred financing costs and $3.5 million of long-term VAT receivable.

Other Assets at March 31, 2013 also includes a blocked payment of $0.7 million (December 31, 2012: $0.7 million) net to our 66.667 percent interest related to our drilling operations in Gabon in accordance with the U.S. sanctions against Libya as set forth in Executive Order 13566 of February 25, 2011, and administered by the United States Treasury Department’s Office of Foreign Assets Control (“OFAC”). See Note 7 – Commitments and Contingencies.

Other Assets

Other assets consist of business development acquisition costs associated with new business development projects, prepaid expenses which are expected to be realized in the next 12 to 24 months deferred financing costs and a long-term receivable for value added tax (“VAT”) credits related to the Budong PSC. New business development acquisition costs are reclassified to oil and gas properties or expensed depending on management’s assessment of the project under ASC 932-360-35-19 “Sufficient Progress Assessment”. Deferred financing costs relate to specific financing and are amortized over the life of the financing to which the costs relate. See Note 6 – Long-Term Debt. The VAT receivable is reimbursed through the sale of hydrocarbons. See Note 14 – Indonesia for development plans for the Budong PSC.

At December 31, 2012, other assets included $0.2 million of long-term prepaid expenses, $3.2 million of deferred financing costs and $3.5 million of long-term VAT receivable. At December 31, 2011, other assets consisted of $0.4 million of new business development costs, $1.0 million of deferred financing costs and $3.3 million of long-term VAT receivable.

Other Assets at December 30, 2012 also includes a blocked payment of $0.7 million (2011: $0.7 million) net to our 66.667 percent interest related to our drilling operations in Gabon in accordance with the U.S. sanctions against Libya as set forth in Executive Order 13566 of February 25, 2011, and administered by the United States Treasury Department’s Office of Foreign Assets Control (“OFAC”). See Note 7 – Commitments and Contingencies.

Investment in Equity Affiliates

Investment in Equity Affiliates

We evaluate our investments in unconsolidated companies under ASC 323, “Investments – Equity Method and Joint Ventures.” Investments in which we have significant influence are accounted for under the equity method of accounting. Under the equity method, Investment in Equity Affiliates is increased by additional investments and earnings and decreased by dividends and losses.

There are many factors to consider when evaluating an equity investment for possible impairment. Currency devaluations, inflationary economies, and cash flow analysis are some of the factors we consider in our evaluation for possible impairment. At March 31, 2013, there were no events that would indicate that our equity investment in Petrodelta had sustained a loss in value that is other than temporary.

We review our Investment in Equity Affiliates for impairment whenever events and circumstances indicate a loss in investment value is other than a temporary decline. At March 31, 2013, we reviewed our investment in Petrodelta as a result of the February 2013 announced Venezuela Bolivar (“Bolivar”) devaluation. Under Petrodelta’s contract for the sale of hydrocarbons, payment is to be made in U.S. Dollars. Dividends are paid in U.S. Dollars. Petrodelta does not have currency exchange risk other than the official prevailing exchange rate that applies to their operating costs denominated in Bolivars. As such, we concluded that there was no impairment to our equity investment as of March 31, 2013.

We measure and disclose our noncontrolling interests in accordance with the provisions of ASC 810 “Consolidation”. Our noncontrolling interest relates to Vinccler’s indirectly owned 20 percent interest in Harvest Holding (see Note 1 – Organization).

Investment in Equity Affiliates

We evaluate our investments in unconsolidated companies under ASC 323, “Investments – Equity Method and Joint Ventures.” Investments in which we have significant influence are accounted for under the equity method of accounting. Under the equity method, Investment in Equity Affiliates is increased by additional investments and earnings and decreased by dividends and losses.

We review our Investment in Equity Affiliates for impairment whenever events and circumstances indicate a loss in investment value is other than a temporary decline. At December 31, 2012, we reviewed our investment in Petrodelta under the terms of the share purchase agreement (see Note 6 – Dispositions, Share Purchase Agreement (“SPA”)). The SPA purchase price, subject to adjustment as described in the SPA, exceeded the carrying value of our equity investment, the dividend receivable and advances to equity affiliate. As such, we concluded that there was no impairment to our equity investment as of December 31, 2012.

There are many factors to consider when evaluating an equity investment for possible impairment. Currency devaluations, inflationary economies, and cash flow analysis are some of the factors we consider in our evaluation for possible impairment. At December 31, 2012, there were no events that would indicate that our equity investment in Petrodelta had sustained a loss in value that is other than temporary.

The SPA was terminated on February 19, 2013 and a devaluation of the Bolivar occurred on February 8, 2013. We do not believe either of these events impact our conclusion regarding the value of our equity investment at December 31, 2012.

We measure and disclose our noncontrolling interests in accordance with the provisions of ASC 810 “Consolidation”. Our noncontrolling interest relates to Vinccler’s indirectly owned 20 percent interest in Harvest Holding (see Note 1 – Organization).

Oil and Gas Properties

Oil and Gas Properties

We follow the successful efforts method of accounting for oil and gas properties. The major components of property and equipment are as follows:

	March 31, 2013	December 31, 2012
	(in thousands)
Unproved property costs	$99,291	$78,453
Oilfield inventories	3,334	3,339
Other administrative property	3,010	2,954

	105,635	84,746
Accumulated depreciation	(2,305)	(2,210)

	$103,330	$82,536

Unproved property costs consist of (in millions):

	March 31, 2013	December 31, 2012

Budong PSC	$5.2	$5.2
Dussafu PSC	94.1	73.3

Total unproved property costs	$99.3	$78.5

Oil and Gas Properties

The major components of property and equipment at December 31 are as follows (in thousands):

	2012	2011

Unproved property costs	$78,453	$59,626
Oilfield inventories	3,339	2,829
Other administrative property	2,954	3,176

Total property and equipment	84,746	65,631
Accumulated depreciation	(2,210)	(2,048)

Total property and equipment, net	$82,536	$63,583

Property and equipment are stated at cost less accumulated depletion, depreciation and amortization (“DD&A”). Costs of improvements that appreciably improve the efficiency or productive capacity of existing properties or extend their lives are capitalized. Maintenance and repairs are expensed as incurred. Upon retirement or sale, the cost of property and equipment, net of the related accumulated DD&A, is removed and, if appropriate, gains or losses are recognized in investment earnings and other. We did not record any depletion expense in the years ended December 31, 2012, 2011, or 2010.

We follow the successful efforts method of accounting for our oil and gas properties. Under this method, exploration costs such as exploratory geological and geophysical costs, delay rentals and exploration overhead are charged against earnings as incurred. Costs of drilling exploratory wells are capitalized pending determination of whether proved reserves can be attributed to the area as a result of drilling the well. If management determines that proved reserves, as that term is defined in Securities and Exchange Commission (“SEC”) regulations, have not been discovered, capitalized costs associated with the drilling of the exploratory well are charged to expense. Costs of drilling successful exploratory wells, all development wells, and related production equipment and facilities are capitalized and depleted or depreciated using the unit-of-production method as oil and gas is produced. At December 31, 2012, we expensed to dry hole costs $0.7 million related to the drilling of Karama-1 (“KD-1”) and first sidetrack, KD-1ST, on the Budong PSC and $4.9 million related to the drilling of Al Ghubar North-A (“AGN-1”) on Block 64 EPSA. At December 31, 2011, we expensed to dry hole costs $14.0 million related to the drilling of Lariang-1 (“LG-1”) on the Budong PSC, $26.0 million related to the drilling of KD-1 and KD-1ST on the Budong PSC, $6.9 million related to the drilling of Mafraq South-A (“MFS-1”) on Block 64 EPSA, and $2.8 million related to the drilling of AGN-1 on Block 64 EPSA. See Note 14 – Indonesia and Note 16 – Oman.

Leasehold acquisition costs are initially capitalized. Acquisition costs of unproved leaseholds are assessed for impairment during the holding period. Costs of maintaining and retaining unproved leaseholds, as well as impairment of unsuccessful leases, are included in exploration expense. Impairment is based on specific identification of the lease. Costs of expired or abandoned leases are charged to exploration expense, while costs of productive leases are transferred to proved oil and gas properties.

Proved oil and gas properties are reviewed for impairment at a level for which identifiable cash flows are independent of cash flows of other assets when facts and circumstances indicate that their carrying amounts may not be recoverable. In performing this review, future net cash flows are determined based on estimated future oil and gas sales revenues less future expenditures necessary to develop and produce the reserves. If the sum of these undiscounted estimated future net cash flows is less than the carrying amount of the property, an impairment loss is recognized for the excess of the property’s carrying amount over its estimated fair value, which is generally based on discounted future net cash flows. We did not have any proved oil and gas properties in 2012, 2011 or 2010.

Costs of drilling and equipping successful exploratory wells, development wells, asset retirement liabilities and costs to construct or acquire offshore platforms and other facilities, are depleted using the unit-of-production method based on total estimated proved developed reserves. Costs of acquiring proved properties, including leasehold acquisition costs transferred from unproved leaseholds, are depleted using the unit-of-production method based on total estimated proved reserves. All other properties are stated at historical acquisition cost, net of allowance for impairment, and depreciated using the straight-line method over the useful lives of the assets.

Unproved property costs, excluding oilfield inventories, consist of (in millions):

	2012	2011

Budong PSC	$5.2	$5.2
Dussafu PSC	73.3	46.4
Block 64 EPSA	—	5.1
WAB-21	—	2.9

Total unproved property costs	$78.5	$59.6

At December 31, 2012, we impaired the carrying value of Block 64 EPSA, $6.4 million, and WAB -21, $2.9 million. At December 31, 2011, we impaired the carrying value of West Bay, $3.3 million.

Other Administrative Property

Other Administrative Property

Furniture, fixtures and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives, which range from three to five years. Leasehold improvements are recorded at cost and amortized using the straight-line method over the life of the applicable lease. For the three months ended March 31, 2013, depreciation expense was $0.1 million (March 31, 2012: $0.1 million).

Other Administrative Property

Furniture, fixtures and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives, which range from three to five years. Leasehold improvements are recorded at cost and amortized using the straight-line method over the life of the applicable lease. For the year ended December 31, 2012, depreciation expense was $0.4 million (2011: $0.5 million, 2010: $0.5 million).

Reserves

Reserves

We measure and disclose our oil and gas reserves in accordance with the provisions of the SEC’s Modernization of Oil and Gas Reporting and ASC 932, “Extractive Activities – Oil and Gas” (“ASC 932”). All of our reserves are owned through our equity investment in Petrodelta. We do not have any wholly owned reserves at December 31, 2012.

Capitalized Interest

Capitalized Interest

We capitalize interest costs for qualifying oil and gas properties. The capitalization period begins when expenditures are incurred on qualified properties, activities begin which are necessary to prepare the property for production and interest costs have been incurred. The capitalization period continues as long as these events occur. The average additions for the period since we incurred debt are used in the interest capitalization calculation. During the three months ended March 31, 2013, we capitalized interest costs of $2.0 million for qualifying oil and gas property additions (March 31, 2012: $0.7 million).

Capitalized Interest

We capitalize interest costs for qualifying oil and gas properties. The capitalization period begins when expenditures are incurred on qualified properties, activities begin which are necessary to prepare the property for production and interest costs have been incurred. The capitalization period continues as long as these events occur. The average additions for the period are used in the interest capitalization calculation. During the year ended December 31, 2012, we capitalized interest costs for qualifying oil and gas property additions of $3.0 million (2011: $2.3 million, 2010: $1.8 million).

Derivative Financial Instruments

Derivative Financial Instruments

Our warrants, which have anti-dilution protection features, do not meet the conditions to obtain equity classification under ASC 480 “Distinguishing Liabilities From Equity” as there are conditions which may require settlement by transferring assets. These warrants are required to be carried as derivative liabilities, at fair value, with current changes in fair value reflected in our consolidated condensed statements of operations and comprehensive income (loss). See Note 10 – Warrant Derivative Liability for additional disclosures regarding the warrants. See Note 9 – Fair Value Measurements for a discussion on the valuation of the warrants. See Note 8 – Common Stock Warrants for a discussion on settlement of the warrants in the occurrence of a fundamental change.

Derivative Financial Instruments

Under ASC 480 “Distinguishing Liabilities from Equity”, certain of our financial instruments with anti-dilution protection features do not meet the conditions to obtain equity classification, as there are conditions which may require settlement by transferring assets, and are required to be carried as derivative liabilities, at fair value, with changes in fair value reflected in our consolidated statements of operations and comprehensive income (loss). See Note 10 – Warrant Derivative Liabilities for additional disclosures. In the occurrence of a fundamental change, we are required to repurchase the Warrants at the higher of (1) the fair market value of the warrant and (2) a valuation based on a computation of the option value of the Warrant using the Black-Scholes calculation method using the assumptions described in the Warrant Agreement. A fundamental change is defined as “the occurrence of one of the following events: a) a person or group becomes the direct or indirect owner of more than 50% of the voting power of the outstanding common stock, b) a merger event or similar transaction in which the majority owners before the transaction fail to own a majority of the voting power of the Company after the transaction, and c) approval of a plan of liquidation or dissolution of the Company or sale of all or substantially all of the Company’s assets.”

Fair Value Measurements

We measure and disclose our fair values in accordance with the provisions of ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”). ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy assigns the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Level 2 measurements are inputs that are observable for assets or liabilities, either directly or indirectly, other than quoted prices included within Level 1. We utilize market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable.

Estimating fair values of derivative financial instruments requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques (such the Monte Carlo model) are highly volatile and sensitive to changes in the trading market price of our common stock. Since derivative financial instruments are initially and subsequently carried at fair value, our (income) loss will reflect the volatility in these estimate and assumption changes.

Inherent in the Monte Carlo valuation model are assumptions related to expected stock price volatility, expected life, risk-free interest rate and dividend yield. We estimate the volatility of our common stock based on historical volatility that matched the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury yield curve as of the valuation dates for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which we anticipate to remain at zero.

As part of our overall valuation process, management employs processes to evaluate and validate the methodologies, techniques and inputs, including review and approval of valuation judgments, methods, models, process controls, and results. These processes are designed to help ensure that the fair value measurements and disclosures are appropriate, consistently applied, and reliable.

The Monte Carlo model is used on the warrants to reasonably value the potential future exercise price adjustments triggered by the anti-dilution provisions. See Note 10 – Warrant Derivative Liability. This requires Level 3 inputs which are based on our estimates of the probability and timing of potential future financings and fundamental transactions. The assumptions summarized in the following table were used to calculate the fair value of the warrant derivative liabilities that were outstanding as of any of the balance sheet dates presented on our consolidated condensed balance sheets:

		March 31, 2013	December 31, 2012
Significant assumptions (or ranges):
Stock price	Level 1 input	$3.51	$9.07
Term (years)		2.58	2.83
Volatility	Level 2 input	85%	70%
Risk-free rate	Level 1 input	0.31%	0.33%
Dividend yield	Level 2 input	0.0%	0.0%
Scenario probability debt/equity raise	Level 3 input	80% / 20%	80% / 20%

Fair Value Hierarchy

The following tables set forth by level within the fair value hierarchy our financial liabilities that were accounted for at fair value as of March 31, 2013 and December 31, 2012. As required by ASC 820, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value liabilities and their placement within the fair value hierarchy levels.

	March 31, 2013
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities
Warrant derivative liabilities	$—	$—	$1,685	$1,685

Total liabilities	$—	$—	$1,685	$1,685

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities
Warrant derivative liabilities	$—	$—	$5,470	$5,470

Total liabilities	$—	$—	$5,470	$5,470

We record the net change in the fair value of the derivative position listed above as an unrealized gain (loss) on warrant derivative in our consolidated condensed statements of operations and comprehensive income (loss). During the three months ended March 31, 2013, an unrealized gain of $3.8 million was recorded to reflect the change in fair value of the warrants (three months ended March 31, 2012: $0.4 million unrealized gain).

The following disclosure of the estimated fair value of financial instruments is made in accordance with the requirements of ASC 825, Financial Instruments. The estimated fair value amounts have been determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The estimated fair value of cash, accounts receivable and accounts payable approximates their carrying value due to their short-term nature. The following table presents the estimated fair values of our fixed interest rate, long-term debt instrument (Level 3) as of March 31, 2013.

	March 31, 2013
	Carrying Value	Fair Value
	(in thousands)

11% senior unsecured notes (Level 3)	$75,473	$77,808

The fair value of our fixed interest debt instruments (Level 3) was calculated using a pricing model which incorporates transaction details such as contractual terms, maturity and, in certain instances, timing and amount of future cash flows, as well as assumptions related to liquidity and credit valuation adjustments of marketplace participants.

Changes in Level 3 Instruments Measured at Fair Value on a Recurring Basis

The following table provides a reconciliation of financial liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	March 31, 2013	December 31, 2012
	(in thousands)
Financial liabilities:
Beginning balance	$5,470	$4,870
Additions	—	—
Unrealized change in fair value	(3,785)	600

Ending balance	$1,685	$5,470

During the three months ended March 31, 2013, there were no transfers between Level 1, Level 2 and Level 3 liabilities.

Fair Value Measurements

We measure and disclose our fair values in accordance with the provisions of ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”). ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy assigns the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Level 2 measurements are inputs that are observable for assets or liabilities, either directly or indirectly, other than quoted prices included within Level 1. We utilize market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable.

Estimating fair values of derivative financial instruments requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques (such the Monte Carlo model) are highly volatile and sensitive to changes in the trading market price of our common stock. Since derivative financial instruments are initially and subsequently carried at fair value, our (income) loss will reflect the volatility in these estimate and assumption changes.

Inherent in the Monte Carlo valuation model are assumptions related to expected stock price volatility, expected life, risk-free interest rate and dividend yield. We estimate the volatility of our common stock based on historical volatility that matched the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury yield curve as of the valuation dates for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which we anticipate to remain at zero.

As part of our overall valuation process, management employs processes to evaluate and validate the methodologies, techniques and inputs, including review and approval of valuation judgments, methods, models, process controls, and results. These processes are designed to help ensure that the fair value measurements and disclosures are appropriate, consistently applied, and reliable.

The Monte Carlo model is used on the warrants to appropriately value the potential future exercise price adjustments triggered by the anti-dilution provisions. See Note 10 – Warrant Derivative Liability. This requires Level 3 inputs which are based on our estimates of the probability and timing of potential future financings and fundamental transactions. The assumptions we used are summarized in the following tables for warrants that were outstanding as of any of the balance sheet dates presented on our consolidated balance sheets:

		December 31,
		2012	2011
Significant assumptions (or ranges):
Stock price	Level 1 input	$9.07	$7.38
Term (years)		2.83	3.83
Volatility	Level 2 input	70%	70%
Risk-free rate	Level 1 input	0.33%	0.55%
Dividend yield	Level 2 input	0.0%	0.0%
Scenario probability debt/equity raise	Level 3 input	80% / 20%	80% / 20%

The following tables set forth by level within the fair value hierarchy our financial liabilities that were accounted for at fair value as of December 31, 2012 and 2011. As required by ASC 820, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value liabilities and their placement within the fair value hierarchy levels.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities
Warrant derivative liabilities	$—	$—	$5,470	$5,470

Total liabilities	$—	$—	$5,470	$5,470

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities
Warrant derivative liabilities	$—	$—	$4,870	$4,870

Total liabilities	$—	$—	$4,870	$4,870

We record the net change in the fair value of the derivative positions listed above in unrealized gain (loss) on warrant derivative liabilities in our consolidated statements of operations and comprehensive income (loss). During the year ended December 31, 2012, an unrealized loss of $0.6 million was recorded to reflect the change in fair value of the warrants (2011: $9.8 million unrealized gain, 2010: $0.3 million unrealized gain).

The following disclosure of the estimated fair value of financial instruments is made in accordance with the requirements of ASC 825, Financial Instruments. The estimated fair value amounts have been determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The estimated fair value of cash, accounts receivable and accounts payable approximates their carrying value due to their short-term nature. The following table presents the estimated fair values of our fixed interest rate, long-term debt instrument (Level 3) as of December 31, 2012.

	December 31, 2012
	Carrying Value	Fair Value
	(in thousands)

11% senior unsecured notes (Level 3)	$74,839	$74,800

The fair value of our fixed interest debt instruments (Level 3) was calculated using a pricing model which incorporates transaction details such as contractual terms, maturity and, in certain instances, timing and amount of future cash flows, as well as assumptions related to liquidity and credit valuation adjustments of marketplace participants.

Changes in Level 3 Instruments Measured at Fair Value on a Recurring Basis

The following table provides a reconciliation of financial liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	December 31, 2012	December 31, 2011
	(in thousands)
Financial liabilities:
Beginning balance	$4,870	$14,656
Unrealized change in fair value	600	(9,786)

Ending balance	$5,470	$4,870

During the year ended December 31, 2012, there were no transfers between Level 1, Level 2 and Level 3 liabilities.

Share-Based Compensation

Share-Based Compensation

We use a fair value based method of accounting for stock-based compensation. We utilize the Black-Scholes option pricing model to measure the fair value of stock options and stock appreciation rights (“SARs”). Restricted stock and restricted stock units (“RSUs”) are measured at their intrinsic values.

Share-Based Compensation

We use a fair value based method of accounting for stock-based compensation. We utilize the Black-Scholes option pricing model to measure the fair value of stock options and stock appreciation rights (“SARs”). Restricted stock and restricted stock units (“RSUs”) are measured at their intrinsic values. See Note 9 – Stock-Based Compensations and Stock Purchase Plans.

Income Taxes

Income Taxes

Deferred income taxes reflect the net tax effects, calculated at currently enacted rates, of (a) future deductible/taxable amounts attributable to events that have been recognized on a cumulative basis in the financial statements or income tax returns, and (b) operating loss and tax credit carryforwards. A valuation allowance for deferred tax assets is recorded when it is more likely than not that the benefit from the deferred tax asset will not be realized.

We classify interest related to income tax liabilities, and penalties as applicable, as interest expense.

We do not provide deferred income taxes on undistributed earnings of our foreign subsidiaries for possible future remittances as all such earnings are permanently reinvested, or otherwise can be negotiated in a tax free manner, as part of our ongoing business.

Income Taxes

Deferred income taxes reflect the net tax effects, calculated at currently enacted rates, of (a) future deductible/taxable amounts attributable to events that have been recognized on a cumulative basis in the financial statements or income tax returns, and (b) operating loss and tax credit carryforwards. A valuation allowance for deferred tax assets is recorded when it is more likely than not that the benefit from the deferred tax asset will not be realized.

We classify interest related to income tax liabilities as interest expense, and if applicable, penalties are recognized as a component of interest expense.

We do not provide deferred income taxes on undistributed earnings of our foreign subsidiaries for possible future remittances as all such earnings are permanently reinvested as part of our ongoing business.

New Accounting Pronouncements

New Accounting Pronouncements

In July 2012, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2012-02, which is included in ASC 350, “Intangibles – Goodwill and Other”. This update gives an entity the option first to assess qualitative factors in assessing whether an asset is impaired. ASU No. 2012-02 is effective for annual and interim impairment test performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of ASU No. 2012-02 did not have a material impact on our consolidated financial position, results of operation or cash flows.

In January 2013, FASB issued ASU No. 2013-01, which is included in ASC 210, “Balance Sheet”, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU No. 2013-01”). This update clarifies that the scope of ASU 2011-11: “Disclosures about Offsetting Assets and Liabilities” applies only to derivatives accounted for under ASC 815 “Derivatives and Hedging”, included bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities lending transactions that are either offset in accordance with ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 is effective for fiscal years and interim periods within those years, beginning on or after January 1, 2013. Entities should provide the required disclosures retrospectively for all comparative periods presented. The adoption of this guidance impacts presentation disclosures only and will not have an impact on our consolidated financial position, results of operation or cash flows.

In February 2013, FASB issued ASU No. 2013-02, which is included in ASC 220, “Comprehensive Income”, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU NO. 2013-02”). This update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under USGAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under USGAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under USGAAP that provide additional detail about those amounts. The amendments of ASU No. 2013-02 do not change the current requirements for reporting net income or other comprehensive income in financial statements. ASU No. 2013-02 is effective for fiscal years and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The adoption of this guidance impacts presentation disclosures only and will not have an impact on our consolidated financial position, results of operation or cash flows.

In February 2013, FASB issued ASU No. 2013-04, which is included in ASC 405, “Liabilities”, “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date”. This update provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation with the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing guidance in USGAAP. Examples of obligations within the scope to ASU No. 2013-04 include debt arrangements, other contractual obligations, and settled litigation and judicial rulings. ASU No. 2013-04 is effective for fiscal years and interim periods within those years beginning after December 5, 2013. Entities should provide the required disclosures retrospectively for all comparative periods presented. The adoption of this guidance impacts presentation disclosures only and will not have an impact on our consolidated financial position, results of operation or cash flows.

In March 2013, FASB issued ASU No. 2013-05, which is included in ASC 830, “Foreign Currency Matters”, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”). This update resolves the diversity in practice regarding the release into net income of the cumulative translation adjustment upon derecognition of a subsidiary or group of assets within a foreign entity. ASU No. 2013-05 is effective for fiscal years and interim periods within those years beginning after December 5, 2013. ASU No. 2013-05 is not expected to have a material impact on our consolidated financial position, results of operation or cash flows.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with USGAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates pertain to proved oil and natural gas reserve volumes and future development costs. Actual results could differ from those estimates.

Accounting for Uncertainty in Income Taxes

Accounting for Uncertainty in Income Taxes

The FASB issued ASC 740-10 (prior authoritative literature: Financial Interpretation No. [“FIN”] 48, “Accounting for Uncertainty in Income Taxes – An Interpretation of FASB Statement No. 109 [“FIN 48”]) to create a single model to address accounting for uncertainty in tax positions. FIN 48 clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Noncontrolling Interests

Noncontrolling Interests

Changes in noncontrolling interest were as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)

Balance at beginning of period	$97,101	$83,678
Net income attributable to noncontrolling interest	9,932	3,322

Balance at end of period	$107,033	$87,000